Note 1. ORGANIZATIONS AND DESCRIPTION OF BUSINESS	9 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Note 1. ORGANIZATIONS AND DESCRIPTION OF BUSINESS

USChina Taiwan Inc was incorporated in Nevada on December 18, 2009, under the laws of the State of Nevada, for the purpose of providing management consulting services to the small or median sized private companies in the Taiwan that want to look for business partners, or agencies, or financing resources, or to become public through IPO or reverse merger in the United States, or Canada.

The Company was a subsidiary of USChina Channel Inc., and spun off on March 15, 2010.

The Company is in the development stage with minimal operations